Consolidated Statements of Stockholders' Equity - USD ($) $ in Thousands	Common Stock [Member] Series B Convertible Preferred Stock [Member]	Common Stock [Member] Series C Convertible Preferred Stock [Member]	Common Stock [Member] Series D Convertible Preferred Stock [Member]	Common Stock [Member] Crede [Member]	Common Stock [Member] Maxim [Member]	Common Stock [Member] The 2018 Common Stock Offering [Member]	Common Stock [Member]	Preferred Stock [Member] Series D Convertible Preferred Stock [Member]	Preferred Stock [Member] Crede [Member]	Preferred Stock [Member] Maxim [Member]	Preferred Stock [Member] The 2018 Common Stock Offering [Member]	Preferred Stock [Member]	Additional Paid-in Capital [Member] Series B Convertible Preferred Stock [Member]	Additional Paid-in Capital [Member] Series C Convertible Preferred Stock [Member]	Additional Paid-in Capital [Member] Crede [Member]	Additional Paid-in Capital [Member] Maxim [Member]	Additional Paid-in Capital [Member] The 2018 Common Stock Offering [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	Noncontrolling Interest [Member]	Series B Convertible Preferred Stock [Member]	Series C Convertible Preferred Stock [Member]	Series D Convertible Preferred Stock [Member]	Crede [Member]	Maxim [Member]	The 2018 Common Stock Offering [Member]	Total
Balance (in shares) at Dec. 31, 2015							11
Balance at Dec. 31, 2015																		$ 318,446	$ (284,293)								$ 34,153
Net income and comprehensive income																			1,052								1,052
Stock-based compensation (Note 12) (in shares)
Stock-based compensation (Note 12)																		239									239
Common shares issued in exchange of assumption of Delos Termination Fee (Note 5) (in shares)							8
Common shares issued in exchange of assumption of Delos Termination Fee (Note 5)																		3,796									3,796
Issuance of common stock due to exercise of 2014 Warrants (Note 11) (in shares)							12
Issuance of common stock due to exercise of 2014 Warrants (Note 11)																		6,281									6,281
Deemed dividend for Series B convertible preferred stock’s beneficial conversion feature (Note 19)													$ (1,403)								$ (1,403)
Beneficial conversion feature of Series B convertible preferred stock (Note 19)													1,403								1,403
Balance (in shares) at Dec. 31, 2016							31
Balance at Dec. 31, 2016																		328,762	(283,241)								45,521
Net income and comprehensive income																			(13,404)	$ 32							(13,372)
Stock-based compensation (Note 12)																		(25)									(25)
Issuance of common stock due to exercise of 2014 Warrants (Note 11) (in shares)							219,250
Issuance of common stock due to exercise of 2014 Warrants (Note 11)							$ 2											1,538									1,540
Issuance of common stock pursuant to convertible related party loans (Note 9) (in shares)							4
Issuance of common stock pursuant to convertible related party loans (Note 9)																		2,040									2,040
Issuance of stock (in shares)				7,148,889			632,775	100,000
Issuance of stock				$ 72			$ 6	$ 1							$ 28,561			38,383					$ 1	$ 28,633			38,389
Issuance of common stock pursuant to Series C convertible preferred shares conversions (Note 9 and 11) (in shares)	18,026	904,646
Issuance of common stock pursuant to Series C convertible preferred shares conversions (Note 9 and 11)		$ 9											1,743	$ 8,204							1,743	$ 8,213
Series C convertible preferred stock's beneficial conversion feature (Note 9)														7,500								7,500
Non-controlling interest on acquisition of Eco Seven Inc (Note 1)																				5,278							5,278
Reduction of non-controlling interest arising from Company’s purchase of additional ownership interest in Eco Seven In. (Note 1)																				(4,125)							(4,125)
Excess of consideration over acquired assets (Note 1)																		(12,909)									(12,909)
Cancellation of fractional shares due to reverse stock splits							$ (4)
Issuance of common stock pursuant to Series B convertible preferred stock conversions reflected in Mezzanine equity (Note 19)		$ 9											$ 1,743	$ 8,204							$ 1,743	$ 8,213
Additional paid-in capital attributed to non-controlling interests																		(1,153)									(1,153)
Balance (in shares) at Dec. 31, 2017							8,923,617					100,000
Balance at Dec. 31, 2017							$ 89					$ 1						402,644	(296,645)	1,185							107,274
Net income and comprehensive income																			(11,134)	5							(11,129)
Stock-based compensation (Note 12)																		(34)									(34)
Issuance of common stock due to exercise of 2014 Warrants (Note 11) (in shares)							1,553,000
Issuance of common stock due to exercise of 2014 Warrants (Note 11)							$ 16											2,162									2,178
Issuance of stock (in shares)				8,050,000	2,490,853	2,000,000
Issuance of stock				$ 81	$ 25	$ 20									$ 14,708	$ 2,589	$ 2,701							$ 14,789	$ 2,614	$ 2,721
Reduction of non-controlling interest arising from Company’s purchase of additional ownership interest in Eco Seven In. (Note 1)																				(1,190)							(1,190)
Excess of consideration over acquired assets (Note 1)																		(22,260)									(22,260)
Family Trading facility beneficial conversion feature (Note 9)																		15,028									15,028
Elimination of beneficial conversion feature with debt extinguishment (Note 9)																		(3,451)									(3,451)
Deemed dividend due to debt extinguishment of FT facility (Note 9)																		(2,258)									(2,258)
Cancellation of fractional shares due to reverse stock split (in shares)							(3)
Cancellation of fractional shares due to reverse stock split							$ (1)																				(1)
Balance (in shares) at Dec. 31, 2018							23,017,467					100,000
Balance at Dec. 31, 2018							$ 230					$ 1						$ 411,829	$ (307,779)								$ 104,281